CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash and cash equivalents	$ 611,632	$ 679,754	$ 664,321
Prepaid expenses	596	667
Total current assets	1,424,935	1,462,567
Total assets	1,684,848	1,671,773
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	36,870	37,282
Amounts due to related parties	0	3
Total liabilities	508,615	505,945
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,962,449 shares issued and 62,021,930 shares issued and outstanding as of June 30, 2022 and 2023, respectively	62	62
Additional paid-in capital	246,908	243,476
Accumulated other comprehensive loss	(112,418)	(12,655)
Total equity	1,176,233	1,165,828	$ 1,141,968	$ 988,886
Total liabilities and equity	1,684,848	1,671,773
Related Party [Member]
ASSETS
Amounts due from subsidiaries	25,906	27,360
Parent Company
ASSETS
Cash and cash equivalents	3,190	7,500
Prepaid expenses	262	202
Total current assets	56,955	61,205
Investment in subsidiaries	1,288,395	1,276,497
Total assets	1,345,350	1,337,702
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued liabilities	0	98
Amounts due to related parties	170,141	172,317
Total liabilities	170,141	172,415
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,962,449 shares issued and 62,021,930 shares issued and outstanding as of June 30, 2022 and 2023, respectively	62	62
Additional paid-in capital	246,908	243,476
Retained earnings	1,040,657	934,404
Accumulated other comprehensive loss	(112,418)	(12,655)
Total equity	1,175,209	1,165,287
Total liabilities and equity	1,345,350	1,337,702
Parent Company | Related Party [Member] | Affiliated Entity [Member]
ASSETS
Amounts due from subsidiaries	$ 53,503	$ 53,503